Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 15 — Subsequent events

On July 4, 2024, Powerbridge Zhuhai entered into a facility agreement with Shanghai Pudong Development Bank obtain a total facility of up to $915,070 (RMB6,650,000). The loan facility is available for the Group to withdraw from July 4, 2024 to June 28, 2025. The bank loan was guaranteed by the Group’s CEO and pledged approximately $1.6 million fixed assets as the collateral to secure the loan. On July 17, 2024, Powerbridge Zhuhai drew down $915,070 (RMB6,650,000) for a term of one year and at a fixed annual interest rate of 4.0%.

To explore oversea business, the Group established one new subsidiary in Singapore. X3 TECHNOLOGIES PTE. LTD. was incorporated on July 22, 2024 and the Group has 100% equity interest.

The Group evaluated all events and transactions that occurred after June 30, 2024 up through the date the Group issued these unaudited condensed consolidated financial statements, for disclosure or recognition in the unaudited condensed consolidated financial statements of the Group as appropriate.